NOTE RECEIVABLES (Details 1) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
ACCOUNT RECEIVABLES
Principal	$ 3,589,156	$ 3,064,336
Accrued interest	124,072	33,645
Total	$ 3,713,228	$ 3,097,981